Treasury risk management - Summary of Detailed Information about Interest Rate Derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,585	1,416
Interest rate risk | Interest rate swap contract | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	2,211	2,605
Interest rate risk | Interest rate swap contract | Fair value hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	3,660	3,566
Interest rate risk | Interest rate swap contract | Hedges on the net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	647	0
EUR | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,014	951
EUR | Interest rate risk | Interest rate swap contract | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,250	1,250
EUR | Interest rate risk | Interest rate swap contract | Fair value hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	2,000	2,000
USD | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	306	363
USD | Interest rate risk | Interest rate swap contract | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	961	1,355
USD | Interest rate risk | Interest rate swap contract | Fair value hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,298	1,220
GBP | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	404	372
GBP | Interest rate risk | Interest rate swap contract | Fair value hedges
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	362	346
CNY | Interest rate risk | Interest rate swap contract | Hedges on the net investment in foreign operations
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	647	0